Leases (Tables)	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Summary of Lease Expense and Cash Flow Information
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,		Year ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands)
Lease Cost:
Operating lease expense	$1,152	$980	$4,243
Short-term lease expense	97	58	219
Finance lease cost:
Amortization of right-of-use assets	27	30	98
Interest on lease liabilities	9	4	29
Total finance lease cost	36	34	127
Variable lease cost	348	89	803
Total lease cost	$1,633	$1,161	$5,392
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands, except term and rate data)
Cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,312	$1,086	$4,462
Operating cash flows from finance leases	$9	$4	$29
Financing cash flows from finance leases	$23	$23	$104

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,658	$16,746	$17,658
Finance Leases	$23	$—	$430

Other Information:
Weighted average remaining lease term:
Operating leases (in years)	12.75	14.07	13.36
Finance leases (in years)	3.71	1.48	3.96

Weighted average discount rates:
Operating leases	11.65%	11.79%	11.77%
Finance leases	9.11%	36.95%	9.37%

Summary of Balance Sheet Information
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2020	December 31, 2019
	(Unaudited)
	(In thousands)
Operating leases
Long-term right-of-use assets	$17,749	$16,632

Short-term operating lease liabilities	$2,421	$2,354
Long-term operating lease liabilities	22,382	21,867
Total operating lease liabilities	$24,803	$24,221